Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

31       Earnings per share

Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the Group by the weighted average number of shares outstanding each year.

The following tables shows the net income and the number of shares that have been used for the calculation of the basic earnings per share total:

	2021	2020	2019
(Loss)/ Income attributable to equity holders of the Group	(117,755)	(253,053)	9,099
Weighted average number of shares (thousands)	160,500	160,022	160,022
Basic earnings per share of the year	(0.73)	(1.58)	0.06

	2021	2020	2019
Weighted average number of shares outstanding	163,223	160,748	160,022
Weighted average number of treasury shares	(2,723)	(726)	-
Weighted average number of shares used as the denominator	160,500	160,022	160,022

As of the date of the issuance of these Consolidated Financial Statements, there are no CAAP instruments outstanding that imply the existence of potential ordinary shares. Thus the basic net income per share matches the diluted net income per share.